Member's Deficit - Additional Information (Detail) - Predecessor - USD ($) $ in Millions		12 Months Ended
	Jan. 31, 2017	Dec. 31, 2017
Class D Units
Temporary Equity [Line Items]
Capital unit authorized		1,400,000
Class D Units | IPO
Temporary Equity [Line Items]
Percentage of time - vesting units		50.00%
Class D Units | Unit Appreciation Plan
Temporary Equity [Line Items]
Percentage of time - vesting units		20.00%
Time period of vesting units		5 years
Class D Units | Equity Incentive Plan
Temporary Equity [Line Items]
Percentage of time - vesting units		20.00%
Time period of vesting units		5 years
Class E Units
Temporary Equity [Line Items]
Capital unit authorized	1,011,931	1,000,000
Capital unit issued	1,011,931
Proceed from capital unit	$ 71.3
Class E Units | MDP
Temporary Equity [Line Items]
Consulting service fee	5.7
Class E Units | BMO loan
Temporary Equity [Line Items]
Repayment of loan	$ 65.4
Class A Units
Temporary Equity [Line Items]
Capital unit authorized		6,500,000
Class B Units
Temporary Equity [Line Items]
Capital unit authorized		6,000,000
Class C Units
Temporary Equity [Line Items]
Capital unit authorized		500,000